Acquisition of Taminco - Final Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Feb. 15, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Cash			$ 171
Inventory			133
Accounts receivable			73
Property, plant and equipment			412
Intangible assets			636
Goodwill	459	453	452
Other long term assets			21
Total assets acquired			1,898
Current liabilities			157
Long term debt			1,108
Other long term liabilities			307
Total liabilities assumed			1,572
Net assets acquired			$ 326